RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 28, 2022	Dec. 31, 2021	Aug. 16, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 16, 2021
Due to officers and directors		$ 16,500		$ 0	$ 123,217
Cash							$ 7,000
Advanced payment							21,220
Common stock shares issued for services, amount	$ 60,000	60,000	$ 5,250	$ 110,835	210,440
Common stock shares issued for services, shares	1,000,000			1,513,719
Accounts payable				$ 27,000	14,000		$ 14,220
Account payable, shares				540,000
Accrued bonus						$ 9,973		$ 5,000	$ 8,250	$ 6,805	$ 5,000
Conversion of preferred stock shares issued				54,130
Consulting fees		$ 423,150	$ 162,813	$ 547,933	1,469,171
September 1, 2020 [Member]
Officers and directors employment agreement terms, description		Under the terms of the agreements the Company issued shares of common stock to the two senior officers equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers are entitled to additional future shares, so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company		Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company.
Bonus amount				$ 170,000
President And Chief Executive Officer [Member]
Cash				221,500
Accrued consulting fees				30,500
Accrued bonus				30,500
Chief Financial Officers [Member]
Cash				144,000
Accrued consulting fees				36,000
Accrued bonus				$ 36,000
Conversion of preferred stock shares issued				54,130
Accrued fees converted amount, shares				1,968,363
Three Officers and Director [Member]
Common stock shares issued for services, amount		$ 568,719
Common stock shares issued for services, shares		59,716
Three Officers and Director [Member] | September 1, 2015 [Member]
Cash					308,833
Accrued consulting fees				$ 20,000	216,500
Officers and directors employment agreement terms, description		the Company entered five-year employment contracts with three of its officers and directors. One of the officers and director resigned as of September 30, 2020. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage initially remained at 11% (undated to 18% as noted below) of the outstanding shares of the Company
Consulting fees					525,333
Officer And Director [Member]
Cash				126,500	10,384
Accounts payable				27,000	14,000
Repaid amount					30,910
Advance from related party					26,418
Balance due					17,384
Advances					7,000
Proceeds from related party					21,876
Four Officers And Directors [Member]
Common stock shares issued for services, amount					$ 575,412
Common stock shares issued for services, shares					9,372,909
Three Officers [Member]
Debt conversion, converted instrument, shares					16,931,101
Debt conversion, converted instrument, amount					$ 1,577,471
Two Officers and Director [Member]
Common stock shares issued for services, amount				$ 128,333
Common stock shares issued for services, shares		1,052,500		2,407,010
Accrued fees converted amount, shares				1,968,363
Two Officers and Director One [Member]
Common stock shares issued for services, amount				$ 5,250
Common stock shares issued for services, shares				50,000
Two officers and a director [Member]
Common stock shares issued for services, amount		$ 305,225
Common stock shares issued for services, shares		1,052,500